Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$777,011.90

Principal:
Principal Collections	$8,715,698.14
Prepayments in Full	$5,579,440.52
Liquidation Proceeds	$176,194.81
Recoveries	$84,538.41
Sub Total	$14,555,871.88
Collections	$15,332,883.78

Purchase Amounts:
Purchase Amounts Related to Principal	$389,415.88
Purchase Amounts Related to Interest	$1,785.07
Sub Total	$391,200.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,724,084.73

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$15,724,084.73
Servicing Fee	$192,172.61	$192,172.61	$0.00	$0.00	$15,531,912.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,531,912.12
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,531,912.12
Interest - Class A-3 Notes	$22,449.60	$22,449.60	$0.00	$0.00	$15,509,462.52
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$15,456,080.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,456,080.27
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$15,429,517.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,429,517.27
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$15,407,951.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,407,951.27
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$15,373,410.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,373,410.60
Regular Principal Payment	$14,383,969.27	$14,383,969.27	$0.00	$0.00	$989,441.33
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$989,441.33
Residual Released to Depositor	$0.00	$989,441.33	$0.00	$0.00	$0.00
Total		$15,724,084.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,383,969.27
Total					$14,383,969.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,383,969.27	$44.10	$22,449.60	$0.07	$14,406,418.87	$44.17
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$14,383,969.27	$13.40	$158,501.52	$0.15	$14,542,470.79	$13.55

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$52,822,595.01	0.1619332	$38,438,625.74	0.1178376
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$222,072,595.01	0.2069546	$207,688,625.74	0.1935498

Pool Information
Weighted Average APR	4.090%	4.086%
Weighted Average Remaining Term	28.97	28.15
Number of Receivables Outstanding	19,825	19,066
Pool Balance	$230,607,131.32	$215,610,398.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$222,072,595.01	$207,688,625.74
Pool Factor	0.2103987	0.1967162

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$7,921,773.21
Targeted Overcollateralization Amount	$7,921,773.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,921,773.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	34

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		95	$135,983.02
(Recoveries)		105	$84,538.41
Net Losses for Current Collection Period			$51,444.61
Cumulative Net Losses Last Collection Period			$5,839,140.00
Cumulative Net Losses for all Collection Periods			$5,890,584.61

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.30%	339	$4,952,138.79
61-90 Days Delinquent	0.29%	42	$630,657.44
91-120 Days Delinquent	0.11%	13	$228,687.28
Over 120 Days Delinquent	0.34%	37	$739,787.98
Total Delinquent Receivables	3.04%	431	$6,551,271.49

Repossession Inventory:
Repossessed in the Current Collection Period		17	$288,825.42
Total Repossessed Inventory		22	$393,034.41

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2575%
Preceding Collection Period			0.3958%
Current Collection Period			0.2767%
Three Month Average			0.3100%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3938%
Preceding Collection Period			0.4439%
Current Collection Period			0.4825%
Three Month Average			0.4401%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer